UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04615

HARTFORD HLS SERIES FUND II, INC.
(Exact name of registrant as specified in charter)

P. O. Box 2999, Hartford, Connecticut 06104-2999
(Address of Principal Executive Offices)

Edward P. Macdonald, Esquire
Life Law Unit
The Hartford Financial Services Group, Inc.
200 Hopmeadow Street
Simsbury, Connecticut 06089
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (860) 843-9934

Date of fiscal year end: December 31st

Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
EXHIBIT LIST
Certifications

Item 1. Schedule of Investments.

Hartford Growth Opportunities HLS Fund
Schedule of Investments
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.4%
	Automobiles & Components - 3.5%
487	Fiat S.p.A.	$4,403
802	Ford Motor Co. ●	11,955
78	Hyundai Motor Co., Ltd.	14,382
349	Johnson Controls, Inc.	14,508
		45,248
	Banks - 1.0%
400	Wells Fargo & Co.	12,677

	Capital Goods - 7.0%
2,311	BAE Systems plc	12,043
163	Boeing Co.	12,065
178	FLSmidth & Co. A/S	15,147
157	Fluor Corp.	11,572
220	Foster Wheeler AG ●	8,287
271	Ingersoll-Rand plc	13,088
255	Navistar International Corp. ●	17,679
		89,881
	Commercial & Professional Services - 0.9%
190	Manpower, Inc.	11,935

	Consumer Durables & Apparel - 3.6%
234	Coach, Inc.	12,178
346	Jarden Corp.	12,321
191	Pandora A/S ●	9,742
204	Under Armour, Inc. Class A ●	13,848
		48,089
	Consumer Services - 0.5%
92	Weight Watchers International, Inc.	6,463

	Diversified Financials - 3.6%
55	BlackRock, Inc.	10,975
509	Invesco Ltd.	13,020
591	Justice Holdings Ltd. ●	9,366
717	UBS AG	12,892
		46,253
	Energy - 8.6%
200	Anadarko Petroleum Corp.	16,408
112	Apache Corp.	14,663
363	Chesapeake Energy Corp.	12,168
243	Consol Energy, Inc.	13,021
115	EOG Resources, Inc.	13,676
402	OAO Gazprom Class S ADR	13,010
131	Occidental Petroleum Corp.	13,688
203	Peabody Energy Corp.	14,630
		111,264
	Food & Staples Retailing - 1.0%
208	Whole Foods Market, Inc.	13,681

	Food, Beverage & Tobacco - 3.0%
609	Green Mountain Coffee Roasters, Inc. ●	39,331

	Health Care Equipment & Services - 11.4%
348	Aetna, Inc.	13,037
333	Cardinal Health, Inc.	13,709
296	CIGNA Corp.	13,107
272	Edwards Lifesciences Corp. ●	23,621
297	Express Scripts, Inc. ●	16,499
895	Hologic, Inc. ●	19,873
172	McKesson Corp.	13,596
307	St. Jude Medical, Inc.	15,742
398	UnitedHealth Group, Inc.	17,967
		147,151
	Materials - 4.9%
110	CF Industries Holdings, Inc.	15,006
258	Mosaic Co.	20,309
137	Teck Cominco Ltd. Class B	7,285
390	Vallar plc ●	7,846
338	Vedanta Resources plc	12,874
		63,320
	Media - 2.0%
223	DreamWorks Animation SKG, Inc. ●	6,237
456	Walt Disney Co.	19,636
		25,873
	Pharmaceuticals, Biotechnology & Life Sciences - 7.7%
400	Agilent Technologies, Inc. ●	17,912
238	Amylin Pharmaceuticals, Inc. ●	2,701
352	Auxilium Pharmaceuticals, Inc. ●	7,553
271	Celgene Corp. ●	15,602
374	Elan Corp. plc ADR ●	2,575
669	Pharmaceutical Product Development, Inc.	18,532
224	Thermo Fisher Scientific, Inc. ●	12,432
155	Waters Corp. ●	13,496
168	Watson Pharmaceuticals, Inc. ●	9,397
		100,200
	Retailing - 9.6%
221	Abercrombie & Fitch Co. Class A	12,996
201	Advance Automotive Parts, Inc.	13,190
74	Amazon.com, Inc. ●	13,402
112	Dufry Group	12,953
341	Home Depot, Inc.	12,645
495	Lowe's Co., Inc.	13,088
60	Netflix, Inc. ●	14,264
29	Priceline.com, Inc. ●	14,509
249	Ross Stores, Inc.	17,694
		124,741
	Semiconductors & Semiconductor Equipment - 5.8%
240	ASML Holding N.V. ADR ●	10,684
565	Broadcom Corp. Class A	22,230
90	Cree, Inc. ●	4,159
694	NVIDIA Corp. ●	12,819
408	NXP Semiconductors N.V. ●	12,225
425	Skyworks Solutions, Inc. ●	13,762
		75,879
	Software & Services - 12.8%
424	Akamai Technologies, Inc. ●	16,100
179	Citrix Systems, Inc. ●	13,179
149	Cognizant Technology Solutions Corp. ●	12,137
664	eBay, Inc. ●	20,614
54	Google, Inc. ●	31,597
814	Oracle Corp.	27,161
284	Teradata Corp. ●	14,388
542	Tibco Software, Inc. ●	14,764
821	Western Union Co.	17,044
		166,984
	Technology Hardware & Equipment - 10.6%
201	Apple, Inc. ●	70,024

1

Hartford Growth Opportunities HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 99.4% - (continued)
	Technology Hardware & Equipment - 10.6% - (continued)
1,084	EMC Corp. ●		$28,781
579	High Technology Computer Corp.		22,616
948	Hughes Telematics, Inc. ●		3,793
232	Qualcomm, Inc.		12,697
			137,911
	Transportation - 1.9%
241	Expeditors International of Washington, Inc.		12,069
136	FedEx Corp.		12,760
			24,829
	Total common stocks
	(cost $1,043,881)		$1,291,710

	Total long-term investments
	(cost $1,043,881)		$1,291,710

SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.8%
	Bank of America Merrill Lynch TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2011 in the amount of $743,
	collateralized by FNMA 3.24% - 5.87%,
	2018 - 2040, value of $758)
$743	0.14%, 3/31/2011		$743
	Barclays Capital TriParty Joint Repurchase
	Agreement (maturing on 04/01/2011 in the
	amount of $4,500, collateralized by FHLB
	0.16%, 2011, FHLMC 3.20%, 2020, value
	of $4,590)
4,500	0.14%, 3/31/2011		4,500
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2011 in the amount of $4,744,
	collateralized by FHLMC 4.00%, 2031,
	FNMA 5.00% - 6.50%, 2037 - 2039, value
	of $4,839)
4,744	0.15%, 3/31/2011		4,744
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 04/01/2011 in the
	amount of $20, collateralized by U.S.
	Treasury Note 1.38%, 2012, value of $21)
20	0.10%, 3/31/2011		20
			10,007
	Total short-term investments
	(cost $10,007)		$10,007

	Total investments
	(cost $1,053,888) ▲	100.2%	$1,301,717
	Other assets and liabilities	(0.2)%	(2,774)
	Total net assets	100.0%	$1,298,943

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 12.9% of total net assets at March 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

2

Hartford Growth Opportunities HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

▲	At March 31, 2011, the cost of securities for federal income tax purposes was $1,055,127 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$267,833
Unrealized Depreciation	(21,243)
Net Unrealized Appreciation	$246,590

●	Currently non-income producing.

Foreign Currency Contracts Outstanding at March 31, 2011

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Danish Krone	Morgan Stanley	Buy	$409	$407	04/01/2011	$2
Euro	Barclay Investments	Sell	1,242	1,244	04/04/2011	2
Japanese Yen	Goldman Sachs	Buy	11,290	11,202	04/14/2011	88
Japanese Yen	Goldman Sachs	Sell	11,290	11,355	04/14/2011	65
						$157

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
March 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,291,710	$1,176,554	$115,156	$–
Short-Term Investments	10,007	–	10,007	–
Total	$1,301,717	$1,176,554	$125,163	$–
Foreign Currency Contracts *	157	–	157	–
Total	$157	$–	$157	$–

♦	For the three-month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

3

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.5%
	Automobiles & Components - 2.6%
9	Autoliv, Inc.	$703
8	BorgWarner, Inc. ●	635
23	Dana Holding Corp. ●	397
7	Dorman Products, Inc. ●	297
17	Gentex Corp.	516
17	Lear Corp.	838
20	Stoneridge, Inc. ●	287
9	Tenneco Automotive, Inc. ●	365
14	TRW Automotive Holdings Corp. ●	753
		4,791
	Banks - 2.8%
8	Bank of Hawaii Corp.	387
6	Bank of the Ozarks, Inc.	249
12	Bryn Mawr Bank Corp.	250
13	Citizens & Northern Corp.	214
10	Commerce Bankshares, Inc.	409
11	Community Bank System, Inc.	269
6	Cullen/Frost Bankers, Inc.	383
12	East West Bancorp, Inc.	272
2	First Citizens Bancshares Class A	338
24	First Interstate Bancsystem, Inc.	324
73	Huntington Bancshares, Inc.	486
8	Metro Bancorp, Inc. ●	100
12	NBT Bancorp	284
114	Popular, Inc. ●	331
29	Sterling Bancorp NY	288
13	Trustmark Corp.	302
8	UMB Financial Corp.	299
		5,185
	Capital Goods - 8.1%
10	Aecom Technology Corp. ●	271
10	AGCO Corp. ●	533
10	Albany International Corp. Class A	259
15	AMETEK, Inc.	658
8	Applied Industrial Technologies, Inc.	278
6	Armstrong World Industries, Inc.	280
13	Beacon Roofing Supply, Inc. ●	268
9	Brady Corp. Class A	319
9	Chicago Bridge & Iron Co. N.V.	356
8	Curtis-Wright Corp.	282
10	DigitalGlobe, Inc. ●	277
9	Donaldson Co., Inc.	578
15	DXP Enterprises, Inc. ●	335
12	Dynamic Materials Corp.	340
13	EMCOR Group, Inc. ●	402
9	Enpro Industries, Inc. ●	309
4	Esterline Technologies Corp. ●	273
6	Fluor Corp.	452
4	Gardner Denver Machinery, Inc.	281
9	General Cable Corp. ●	404
11	Global Defense Technology & Systems, Inc. ●	264
5	Heico Corp.	298
6	Jacobs Engineering Group, Inc. ●	307
9	Kaydon Corp.	367
14	KBR, Inc.	515
11	L.B. Foster Co. Class A	494
3	L-3 Communications Holdings, Inc.	254
37	LSI Industries, Inc.	271
7	Mueller Industries, Inc.	256
3	Nacco Industries, Inc. Class A	319
14	Owens Corning, Inc. ●	489
7	Powell Industries, Inc. ●	262
14	Quanex Building Products Corp.	277
7	SauerDanfoss, Inc. ●	372
6	Shaw Group, Inc. ●	209
4	SPX Corp.	298
10	Sterling Construction Co., Inc. ●	172
6	Thomas & Betts Corp. ●	339
11	Timken Co.	583
5	Toro Co.	311
18	Tutor Perini Corp.	447
4	Valmont Industries, Inc.	441
5	WESCO International, Inc. ●	305
		15,005
	Commercial & Professional Services - 3.8%
11	ABM Industries, Inc.	271
29	ACCO Brands Corp. ●	278
35	American Reprographics Co. LLC ●	362
16	CDI Corp.	234
66	EnergySolutions, Inc.	394
14	Equifax, Inc. ●	553
28	Hudson Highland Group, Inc. ●	180
4	IHS, Inc. ●	329
11	Insperity, Inc.	345
18	Kelly Services, Inc. ●	399
17	Kforce, Inc. ●	307
30	Kimball International, Inc.	211
6	Manpower, Inc.	404
13	McGrath RentCorp	345
51	Metalico, Inc. ●	315
11	Pitney Bowes, Inc.	289
15	Robert Half International, Inc.	458
22	SFN Group, Inc. ●	308
20	Standard Parking Corp. ●	353
11	Team, Inc. ●	278
4	United Stationers, Inc.	289
9	VSE Corp.	280
		7,182
	Consumer Durables & Apparel - 2.2%
14	Crocs, Inc. ●	251
6	Fossil, Inc. ●	568
8	Garmin Ltd.	268
16	Leggett & Platt, Inc.	393
13	Perry Ellis International ●	352
5	Polaris Industries, Inc.	468
127	Quiksilver, Inc. ●	560
114	Sealy Corp. ●	289
15	Sturm Ruger & Co., Inc.	348
7	Tempur-Pedic International, Inc. ●	329
5	Warnaco Group, Inc. ●	313
		4,139
	Consumer Services - 3.8%
17	Ameristar Casinos, Inc.	301
6	Apollo Group, Inc. Class A ●	234
6	Bally Technologies, Inc. ●	242
17	California Pizza Kitchen, Inc. ●	285
11	Career Education Corp. ●	239
2	Chipotle Mexican Grill, Inc. ●	426
6	Cracker Barrel Old Country Store, Inc.	271
5	DeVry, Inc.	267

1

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.5% - (continued)
	Consumer Services - 3.8% - (continued)
26	Domino's Pizza, Inc. ●	$484
20	International Game Technology	322
17	Interval Leisure Group, Inc. ●	273
7	ITT Educational Services, Inc. ●	484
57	Krispy Kreme Doughnuts, Inc. ●	400
5	P.F. Chang's China Bistro, Inc.	239
3	Panera Bread Co. Class A ●	342
7	Penn National Gaming, Inc. ●	248
8	Pre-Paid Legal Services, Inc. ●	500
22	Regis Corp.	391
2	Strayer Education, Inc.	281
7	Weight Watchers International, Inc.	477
2	Wynn Resorts Ltd.	280
		6,986
	Diversified Financials - 4.2%
61	Advance America Cash Advance Centers, Inc.	323
28	Apollo Investment Corp.	339
35	BGC Partners, Inc.	327
7	Cash America International, Inc.	319
9	CBOE Holdings, Inc.	258
15	Eaton Vance Corp.	479
8	Evercore Partners, Inc.	291
10	Ezcorp, Inc. ●	312
18	Federated Investors, Inc.	489
11	First Cash Financial Services, Inc. ●	443
7	Green Dot Corp. ●	296
21	International FCStone, Inc. ●	546
17	Invesco Ltd.	424
54	Life Partners Holdings, Inc.	432
17	MarketAxess Holdings, Inc.	414
14	Moody's Corp.	468
13	MSCI, Inc. ●	495
21	Netspend Holdings, Inc. ●	224
17	Raymond James Financial, Inc.	668
35	TICC Capital Corp.	378
		7,925
	Energy - 8.4%
12	Alpha Natural Resources, Inc. ●	717
14	Arch Coal, Inc.	515
7	Atwood Oceanics, Inc. ●	341
10	Brigham Exploration Co. ●	361
7	Cabot Oil & Gas Corp.	350
23	Cloud Peak Energy, Inc. ●	504
10	Complete Production Services, Inc. ●	303
5	Concho Resources, Inc. ●	544
8	Core Laboratories N.V.	783
14	CVR Energy, Inc. ●	333
5	Diamond Offshore Drilling, Inc.	378
10	Dresser-Rand Group, Inc. ●	518
3	FMC Technologies, Inc. ●	302
12	Frontier Oil Corp.	351
7	Helmerich & Payne, Inc.	514
6	Holly Corp.	376
25	International Coal Group, Inc. ●	288
3	Lufkin Industries, Inc.	318
6	Massey Energy Co.	396
5	Murphy Oil Corp.	343
44	Newpark Resources, Inc. ●	349
4	Noble Energy, Inc.	365
6	Oceaneering International, Inc. ●	571
7	Peabody Energy Corp.	474
7	Plains Exploration & Production Co. ●	263
7	Rowan Companies, Inc. ●	292
12	RPC, Inc.	312
4	Seacor Holdings, Inc.	393
5	SM Energy Co.	386
15	Southern Union Co.	416
12	Spectra Energy Corp.	332
10	Stone Energy Corp. ●	321
21	Tesoro Corp. ●	555
18	Valero Energy Corp.	550
14	W&T Offshore, Inc.	322
17	Western Refining, Inc. ●	293
7	Whiting Petroleum Corp. ●	508
9	World Fuel Services Corp.	374
		15,611
	Food & Staples Retailing - 1.5%
6	BJ's Wholesale Club, Inc. ●	302
6	Casey's General Stores, Inc.	241
8	Ingles Markets, Inc.	152
8	Ruddick Corp.	305
23	Safeway, Inc.	545
18	Spartan Stores, Inc.	270
37	Supervalu, Inc.	333
7	Weis Markets	296
4	Whole Foods Market, Inc.	277
		2,721
	Food, Beverage & Tobacco - 1.4%
31	Darling International, Inc. ●	471
8	Dr. Pepper Snapple Group	279
9	Hormel Foods Corp.	253
7	Lorillard, Inc.	665
11	Smithfield Foods, Inc. ●	269
20	Tyson Foods, Inc. Class A	377
6	Universal Corp.	248
		2,562
	Health Care Equipment & Services - 5.4%
12	America Service Group, Inc.	319
5	Amerigroup Corp. ●	301
8	ArthroCare Corp. ●	268
17	Bio-Reference Laboratories ●	374
7	Catalyst Health Solutions ●	376
8	Centene Corp. ●	274
6	Chemed Corp.	397
10	Community Health Systems, Inc. ●	398
13	Coventry Health Care, Inc. ●	424
34	CryoLife, Inc. ●	209
4	DaVita, Inc. ●	299
42	Five Star Quality Care, Inc. ●	339
31	Health Management Associates, Inc. Class A ●	337
13	Health Net, Inc. ●	441
7	Healthspring, Inc. ●	269
20	Hologic, Inc. ●	450
14	Invacare Corp.	441
17	Kindred Healthcare, Inc. ●	402
41	OraSure Technologies, Inc. ●	325
20	Owens & Minor, Inc.	641
15	Patterson Cos., Inc.	490
24	PharMerica Corp. ●	275
21	PSS World Medical, Inc. ●	573

2

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.5% - (continued)
	Health Care Equipment & Services - 5.4% - (continued)
64	Solta Medical, Inc. ●	$213
5	SXC Health Solutions Corp. ●	296
39	Tenet Healthcare Corp. ●	288
7	Universal Health Services, Inc. Class B	366
7	Wellcare Health Plans, Inc. ●	310
		10,095
	Household & Personal Products - 1.1%
4	Church & Dwight Co., Inc.	349
4	Clorox Co.	287
7	Herbalife Ltd.	554
9	Nu Skin Enterprises, Inc. Class A	267
51	Prestige Brands Holdings, Inc. ●	592
		2,049
	Insurance - 2.7%
14	American Financial Group, Inc.	485
7	American Safety Insurance Holdings ●	144
4	Arch Capital Group Ltd. ●	435
13	Aspen Insurance Holdings Ltd.	359
16	Axis Capital Holdings Ltd.	570
11	Brown & Brown, Inc.	271
6	Endurance Specialty Holdings Ltd.	274
15	First American Financial	255
21	Flagstone Reinsurance Holdings	187
10	HCC Insurance Holdings, Inc.	325
29	Meadowbrook Insurance Group, Inc.	300
11	Reinsurance Group of America, Inc.	676
7	Transatlantic Holdings, Inc.	335
12	United Fire & Casualty	241
9	Validus Holdings Ltd.	293
		5,150
	Materials - 6.6%
5	AEP Industries, Inc. ●	146
6	Albemarle Corp.	373
5	AptarGroup, Inc.	255
4	Ashland, Inc.	241
20	Ball Corp.	719
10	Bemis Co., Inc.	322
38	Boise, Inc.	343
7	Cabot Corp.	316
5	Clearwater Paper Corp. ●	440
3	Compass Minerals Group, Inc.	294
18	Crown Holdings, Inc. ●	682
4	Cytec Industries, Inc.	238
4	Eastman Chemical Co.	377
9	Ecolab, Inc.	479
16	Graham Packaging Co., Inc. ●	283
12	H.B. Fuller Co.	247
8	International Flavors & Fragrances, Inc.	477
8	Koppers Holdings, Inc.	355
7	LSB Industries, Inc. ●	272
9	Minerals Technologies, Inc.	611
19	Noranda Aluminium Holding Corp. ●	301
9	Owens-Illinois, Inc. ●	266
20	PolyOne Corp.	280
7	Reliance Steel & Aluminum	403
4	Rock Tenn Co. Class A	243
6	Rockwood Holdings, Inc. ●	310
24	Sealed Air Corp.	652
4	Sherwin-Williams Co.	369
4	Sigma-Aldrich Corp.	267
7	Silgan Holdings, Inc.	286
14	Sonoco Products Co.	497
7	Walter Energy, Inc.	940
18	Zoltek Cos., Inc. ●	241
		12,525
	Media - 1.9%
35	A.H. Belo Corp. Class A ●	291
9	Arbitron, Inc.	341
34	Ballantyne Strong, Inc. ●	244
37	Carmike Cinemas, Inc. ●	263
24	Gannett Co., Inc.	366
44	Interpublic Group of Cos., Inc.	555
65	Primedia, Inc.	314
24	Sinclair Broadcast Group, Inc. Class A	298
203	Sirius XM Radio, Inc. w/ Rights ●	337
16	Valassis Communications, Inc. ●	459
		3,468
	Pharmaceuticals, Biotechnology & Life Sciences - 3.2%
8	Alexion Pharmaceuticals, Inc. ●	836
42	Cambrex Corp. ●	231
7	Cephalon, Inc. ●	556
13	Cepheid, Inc. ●	353
11	Charles River Laboratories International, Inc. ●	433
5	Covance, Inc. ●	267
17	Endo Pharmaceuticals Holdings, Inc. ●	640
10	Genomic Health, Inc. ●	257
18	Incyte Corp. ●	291
9	Life Technologies Corp. ●	448
19	Myriad Genetics, Inc. ●	389
48	PDL Biopharma, Inc.	278
14	PerkinElmer, Inc.	364
7	Regeneron Pharmaceuticals, Inc. ●	296
13	ViroPharma, Inc. ●	265
		5,904
	Real Estate - 7.2%
12	Agree Realty Corp.	275
20	AMB Property Corp.	731
29	Ashford Hospitality	316
48	CB Richard Ellis Group, Inc. Class A ●	1,272
16	CBL & Associates Properties	282
10	CommonWealth REIT	267
6	Equity Lifestyle Properties, Inc.	333
2	Essex Property Trust, Inc.	287
16	Extra Space Storage, Inc.	332
4	Federal Realty Investment Trust	302
26	Forest City Enterprises, Inc. Class A ●	493
98	Glimcher Realty Trust	907
21	Government Properties Income Trust	551
6	Health Care, Inc.	336
27	Investors Real Estate Trust	256
30	iStar Financial, Inc. ●	277
5	Jones Lang LaSalle, Inc.	484
9	Kilroy Realty Corp.	350
9	LaSalle Hotel Properties	240
13	Macerich Co.	626
5	Mid-America Apartment Communities, Inc.	295
80	Newcastle Investment Corp. ●	485
10	Post Properties, Inc.	405
4	PS Business Parks, Inc.	233

3

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.5% - (continued)
	Real Estate - 7.2% - (continued)
18	Rayonier, Inc.	$1,100
8	Realty Income Corp.	276
6	Regency Centers Corp.	239
3	SL Green Realty Corp.	256
8	Sun Communities, Inc.	296
10	Tanger Factory Outlet Center	257
29	U-Store-It	306
11	Weingarten Realty Investments	284
		13,349
	Retailing - 4.2%
11	Aeropostale, Inc. ●	276
18	American Eagle Outfitters, Inc.	286
12	Ascena Retail Group, Inc. ●	384
6	Big Lots, Inc. ●	277
8	CarMax, Inc. ●	245
19	Cato Corp.	474
25	Chico's FAS, Inc.	376
14	Collective Brands, Inc. ●	307
8	Core-Mark Holding Co., Inc. ●	252
14	Foot Locker, Inc.	276
19	GameStop Corp. Class A ●	439
8	Genuine Parts Co.	430
9	Guess?, Inc.	354
21	Kirklands, Inc. ●	331
11	PetSmart, Inc.	469
10	Rent-A-Center, Inc.	357
6	Ross Stores, Inc.	461
22	Sally Beauty Co., Inc. ●	302
30	Stein Mart, Inc.	304
14	The Finish Line, Inc.	283
87	Wet Seal, Inc. Class A ●	373
8	Williams-Sonoma, Inc.	312
		7,568
	Semiconductors & Semiconductor Equipment - 2.9%
52	Atmel Corp. ●	713
18	ATMI, Inc. ●	346
12	Ceva, Inc. ●	317
33	Integrated Device Technology, Inc. ●	242
24	IXYS Corp. ●	320
78	LSI Corp. ●	530
9	Maxim Integrated Products, Inc.	241
46	Mindspeed Technologies, Inc. ●	385
41	ON Semiconductor Corp. ●	400
34	Photronics, Inc. ●	307
111	PLX Technology, Inc. ●	404
50	PMC - Sierra, Inc. ●	378
9	Skyworks Solutions, Inc. ●	281
31	Tessera Technologies, Inc. ●	559
		5,423
	Software & Services - 8.5%
102	Actuate Corp. ●	532
9	Advent Software, Inc. ●	262
4	Alliance Data Systems Corp. ●	309
12	Amdocs Ltd. ●	347
9	Ancestry.com, Inc. ●	306
6	Ansys, Inc. ●	326
9	Ariba, Inc. ●	321
14	Blackbaud, Inc.	394
8	Broadsoft, Inc. ●	358
48	CIBER, Inc. ●	325
4	Citrix Systems, Inc. ●	264
10	Commvault Systems, Inc. ●	389
31	Convio, Inc. ●	361
32	CSG Systems International, Inc. ●	630
37	Deltek, Inc. ●	281
30	Epicor Software Corp. ●	328
3	Factset Research Systems, Inc.	364
6	Fortinet, Inc. ●	277
8	Gartner, Inc. Class A ●	318
8	Informatica Corp. ●	406
11	j2 Global Communications, Inc. ●	316
9	Jack Henry & Associates, Inc.	316
94	Lionbridge Technologies ●	322
8	Logmein, Inc. ●	320
35	Magma Design Automation, Inc. ●	242
14	Manhattan Associates, Inc. ●	447
8	Micros Systems ●	389
25	Monotype Imaging Holdings, Inc. ●	368
16	Neustar, Inc. ●	414
9	Quest Software, Inc. ●	234
10	Red Hat, Inc. ●	459
35	Saba Software, Inc. ●	344
13	Solarwinds, Inc. ●	310
10	SRA International, Inc. ●	289
9	Synopsys, Inc. ●	250
67	TeleCommunication Systems, Inc. Class A ●	277
42	Telenav, Inc. ●	502
21	Tibco Software, Inc. ●	569
20	Total System Services, Inc.	368
9	Travelzoo, Inc. ●	581
4	Ultimate Software ●	260
65	United Online, Inc.	407
28	Vasco Data Security International ●	384
84	Zix Corp. ●	310
		15,776
	Technology Hardware & Equipment - 3.7%
4	Acme Packet, Inc. ●	255
4	Amphenol Corp. Class A	234
20	Arris Group, Inc. ●	248
7	Arrow Electronics, Inc. ●	276
13	Benchmark Electronics, Inc. ●	244
48	Brocade Communications Systems, Inc. ●	297
15	Comtech Telecommunications Corp.	406
16	Electro Rent Corp.	280
25	Emulex Corp. ●	265
9	FLIR Systems, Inc.	309
8	Interdigital, Inc.	401
16	Jabil Circuit, Inc.	336
9	JDS Uniphase Corp. ●	177
9	Lexmark International, Inc. ADR ●	338
14	Molex, Inc.	340
9	Park Electrochemical Corp.	289
6	Polycom, Inc. ●	285
29	QLogic Corp. ●	538
11	Riverbed Technology, Inc. ●	417
53	Seagate Technology ●	757
44	Tellabs, Inc.	231
		6,923
	Telecommunication Services - 1.8%
7	AboveNet, Inc.	452

4

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 97.5% - (continued)
	Telecommunication Services - 1.8% - (continued)
121	Cincinnati Bell, Inc. ●		$324
10	Crown Castle International Corp. ●		410
35	Frontier Communications Corp.		285
75	Qwest Communications International, Inc.		516
12	SBA Communications Corp. ●		459
17	USA Mobility, Inc.		247
61	Vonage Holdings Corp. ●		279
24	Windstream Corp.		312
			3,284
	Transportation - 3.7%
7	Alexander & Baldwin, Inc.		320
6	C.H. Robinson Worldwide, Inc.		464
9	Expeditors International of Washington, Inc.		448
12	Forward Air Corp.		359
31	Heartland Express, Inc.		537
11	Hub Group, Inc. ●		399
16	J.B. Hunt Transport Services, Inc.		716
6	Kansas City Southern ●		351
18	Knight Transportation, Inc.		347
9	Landstar System, Inc.		399
9	Old Dominion Freight Line, Inc. ●		302
43	Pacer International, Inc. ●		228
12	Park-Ohio Holdings Corp. ●		254
38	Pinnacle Airlines Corp. ●		218
26	United Continental Holdings, Inc. ●		600
31	US Airways Group, Inc. ●		271
17	UTI Worldwide, Inc.		344
11	Werner Enterprises, Inc.		289
			6,846
	Utilities - 5.8%
43	AES Corp. ●		553
8	AGL Resources, Inc.		316
12	Alliant Energy Corp.		487
9	American States Water		314
10	American Water Works Co., Inc.		286
8	Atmos Energy Corp.		261
12	Avista Corp.		274
42	CenterPoint Energy, Inc.		732
16	CMS Energy Corp.		309
18	DPL, Inc.		496
11	El Paso Electric Co. ●		345
10	Energen Corp.		614
70	GenOn Energy, Inc. ●		268
5	ITC Holdings Corp.		325
17	MDU Resources Group, Inc.		379
21	N.V. Energy, Inc.		319
6	National Fuel Gas Co.		419
9	Northeast Utilities		296
9	Nstar Co.		431
13	Oneok, Inc.		890
15	Pepco Holdings, Inc.		270
9	Pinnacle West Capital Corp.		374
16	PPL Corp.		399
24	Questar Corp.		420
9	SCANA Corp.		360
21	TECO Energy, Inc.		392
8	UniSource Energy Corp.		289
			10,818
	Total common stocks
	(cost $153,817)		$181,285

	Total long-term investments
	(cost $153,817)		$181,285

SHORT-TERM INVESTMENTS - 1.9%
	Repurchase Agreements - 1.7%
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2011 in the amount of $1,191,
	collateralized by U.S. Treasury Bond 6.63%
	- 6.75%, 2026 - 2027, U.S. Treasury Note
	1.88% - 5.13%, 2016 - 2017, value of
	$1,215)
$1,191	0.08%, 3/31/2011		$1,191
	Deutsche Bank Securities Joint Repurchase
	Agreement (maturing on 04/01/2011 in the
	amount of $23, collateralized by U.S.
	Treasury Note 0.63%, 2013, value of $23)
23	0.08%, 3/31/2011		23
	RBS Greenwich Capital Markets TriParty
	Joint Repurchase Agreement (maturing on
	04/01/2011 in the amount of $653,
	collateralized by U.S. Treasury Note 0.63%
	- 4.00%, 2012, value of $666)
653	0.10%, 3/31/2011		653
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 04/01/2011 in the
	amount of $1,365, collateralized by U.S.
	Treasury Note 1.38%, 2013, value of
	$1,392)
1,365	0.13%, 3/31/2011		1,365
			3,232
	U.S. Treasury Bills - 0.2%
350	0.16%, 4/28/2011 □○		350

	Total short-term investments
	(cost $3,582)		$3,582

	Total investments
	(cost $157,399) ▲	99.4%	$184,867
	Other assets and liabilities	0.6%	1,097
	Total net assets	100.0%	$185,964

5

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.4% of total net assets at March 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2011, the cost of securities for federal income tax purposes was $158,569 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$29,385
Unrealized Depreciation	(3,087)
Net Unrealized Appreciation	$26,298

●	Currently non-income producing.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

□	Security pledged as initial margin deposit for open futures contracts at March 31, 2011 as follows:

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini	15	Long	06/17/2011	$1,262	$1,196	$66
S&P Mid 400 Mini	19	Long	06/17/2011	1,876	1,799	77
				3,138		$143

*	The number of contracts does not omit 000's.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
March 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$181,285	$181,285	$–	$–
Short-Term Investments	3,582	–	3,582	–
Total	$184,867	$181,285	$3,582	$–
Futures *	143	143	–	–
Total	$143	$143	$–	$–

♦	For the three-month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

6

Hartford SmallCap Growth HLS Fund
Schedule of Investments
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.0%
	Automobiles & Components - 1.5%
13	American Axle & Manufacturing Holdings,
	Inc. ●	$161
177	Amerigon, Inc. ●	2,696
59	Dana Holding Corp. ●	1,029
24	Federal Mogul Corp. ●	594
11	Stoneridge, Inc. ●	161
130	Tenneco Automotive, Inc. ●	5,532
12	Winnebago Industries, Inc. ●	156
		10,329
	Banks - 1.8%
286	Boston Private Financial Holdings, Inc.	2,025
65	Columbia Banking Systems, Inc.	1,244
10	First Financial Bankshares, Inc.	514
117	Flushing Financial Corp.	1,742
122	MGIC Investment Corp. ●	1,085
52	Signature Bank ●	2,940
41	Southside Bancshares, Inc.	876
45	Wintrust Financial Corp.	1,639
		12,065
	Capital Goods - 13.9%
85	A.O. Smith Corp.	3,756
40	Aaon, Inc.	1,313
55	Acuity Brands, Inc.	3,199
71	Advanced Battery Technologies, Inc. ●	138
9	Aerovironment, Inc. ●	329
12	Alamo Group, Inc.	324
8	Albany International Corp. Class A	187
201	Altra Holdings, Inc. ●	4,736
122	Applied Industrial Technologies, Inc.	4,057
56	AZZ, Inc.	2,549
106	Belden, Inc.	3,966
26	Blount International ●	412
21	Briggs & Stratton Corp.	476
127	Ceradyne, Inc. ●	5,716
115	Chart Industries, Inc. ●	6,330
128	Commercial Vehicles Group, Inc. ●	2,276
24	Cubic Corp.	1,393
8	DXP Enterprises, Inc. ●	182
14	Enpro Industries, Inc. ●	523
66	Esterline Technologies Corp. ●	4,667
71	Franklin Electric Co., Inc.	3,298
18	Furmanite Corp. ●	147
57	Gencorp, Inc. ●	341
4	General Cable Corp. ●	163
12	GeoEye, Inc. ●	504
214	GrafTech International Ltd. ●	4,417
21	Graham Corp.	495
40	Great Lakes Dredge & Dock Co.	302
9	Hexcel Corp. ●	179
2	Kadant, Inc. ●	47
5	Kaman Corp.	187
5	Kaydon Corp.	176
51	Lennox International, Inc.	2,681
23	Lindsay Corp.	1,810
225	Meritor, Inc. ●	3,817
103	Moog, Inc. Class A ●	4,706
4	Mueller Industries, Inc.	150
3	Nacco Industries, Inc. Class A	372
2	National Presto Industries, Inc.	237
62	Nordson Corp.	7,099
3	Polypore International, Inc. ●	161
4	Powell Industries, Inc. ●	165
3	Raven Industries	190
15	SauerDanfoss, Inc. ●	744
64	Teledyne Technologies, Inc. ●	3,313
20	Timken Co.	1,050
12	Titan International, Inc.	327
6	Toro Co.	367
50	TransDigm Group, Inc. ●	4,183
169	Trimas Corp. ●	3,639
11	Twin Disc, Inc.	348
4	Watts Water Technologies, Inc.	160
5	Woodward, Inc.	185
		92,489
	Commercial & Professional Services - 2.7%
8	Acacia Research Corp. ●	257
431	APAC TeleServices, Inc. ●	2,588
9	Brink's Co.	288
37	Consolidated Graphics, Inc. ●	2,021
104	Deluxe Corp.	2,757
4	Ennis, Inc.	61
4	Exponent, Inc. ●	196
13	Heidrick & Struggles International, Inc.	356
18	Higher One Holdings, Inc. ●	259
12	ICF International, Inc. ●	244
95	Knoll, Inc.	1,997
11	Korn/Ferry International ●	252
12	M & F Worldwide Corp. ●	310
137	Sykes Enterprises, Inc. ●	2,701
66	Towers Watson & Co.	3,655
		17,942
	Consumer Durables & Apparel - 3.5%
8	Blyth, Inc.	250
6	Brunswick Corp.	153
128	Carter's, Inc. ●	3,665
36	Cherokee, Inc.	625
14	Deckers Outdoor Corp. ●	1,220
108	Iconix Brand Group, Inc. ●	2,326
10	Kenneth Cole Productions, Inc. Class A ●	124
111	Maidenform Brands, Inc. ●	3,180
65	Polaris Industries, Inc.	5,679
444	Quiksilver, Inc. ●	1,963
61	Sealy Corp. ●	156
19	Timberland Co. Class A ●	780
7	Vera Bradley, Inc. ●	274
40	Warnaco Group, Inc. ●	2,310
		22,705
	Consumer Services - 3.5%
4	American Public Education, Inc. ●	145
36	Bally Technologies, Inc. ●	1,363
1	Biglari Holdings, Inc. ●	254
10	California Pizza Kitchen, Inc. ●	171
208	Cheesecake Factory, Inc. ●	6,271
3	CPI Corp.	59
141	Grand Canyon Education, Inc. ●	2,049
142	K12, Inc. ●	4,789

Hartford SmallCap Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.0% - (continued)
	Consumer Services - 3.5% - (continued)
30	Krispy Kreme Doughnuts, Inc. ●	$211
9	Lincoln Educational Services Corp.	146
88	P.F. Chang's China Bistro, Inc.	4,074
23	Sonic Corp. ●	206
21	Sotheby's Holdings	1,130
123	Texas Roadhouse, Inc.	2,086
		22,954
	Diversified Financials - 2.1%
48	Advance America Cash Advance Centers, Inc.	257
26	BGC Partners, Inc.	245
170	Compass Diversified Holdings	2,504
2	Credit Acceptance Corp. ●	163
94	Dollar Financial Corp. ●	1,940
16	Duff & Phelps Corp.	256
122	Ezcorp, Inc. ●	3,833
11	Life Partners Holdings, Inc.	87
13	Nelnet, Inc.	293
16	Netspend Holdings, Inc. ●	165
16	Newstar Financial, Inc. ●	169
61	Stifel Financial ●	4,365
		14,277
	Energy - 6.7%
18	Abraxas Petroleum Corp. ●	103
8	Brigham Exploration Co. ●	290
14	Callon Petroleum Corp. ●	108
4	Clayton Williams Energy, Inc. ●	423
27	Cloud Peak Energy, Inc. ●	577
119	Complete Production Services, Inc. ●	3,779
170	CVR Energy, Inc. ●	3,937
61	Dril-Quip, Inc. ●	4,805
28	ION Geophysical Corp. ●	349
48	James River Coal Co. ●	1,158
713	Kodiak Oil & Gas Corp. ●	4,780
30	McMoRan Exploration Co. ●	526
17	Natural Gas Services Group ●	309
3	OYO Geospace Corp. ●	276
84	Petroleum Development Corp. ●	4,028
24	PetroQuest Energy, Inc. ●	221
202	Rosetta Resources, Inc. ●	9,609
25	RPC, Inc.	631
56	SM Energy Co.	4,159
12	Stone Energy Corp. ●	414
26	TETRA Technologies, Inc. ●	402
337	Vaalco Energy, Inc. ●	2,613
15	W&T Offshore, Inc.	336
71	Warren Resources, Inc. ●	363
6	World Fuel Services Corp.	240
		44,436
	Food & Staples Retailing - 0.1%
28	Pantry, Inc. ●	414
268	Rite Aid Corp. ●	284
		698
	Food, Beverage & Tobacco - 1.1%
21	B&G Foods, Inc. Class A	388
5	Boston Beer Co., Inc. Class A ●	506
6	Cal-Maine Foods, Inc.	177
336	Darling International, Inc. ●	5,163
21	National Beverage Co.	289
56	Vector Group Ltd.	961
		7,484
	Health Care Equipment & Services - 8.0%
35	Align Technology, Inc. ●	709
39	Alliance Healthcare Services, Inc. ●	172
145	American Medical Systems Holdings ●	3,142
21	Amerigroup Corp. ●	1,370
3	Analogic Corp.	192
176	Angiodynamics, Inc. ●	2,663
7	ArthroCare Corp. ●	243
7	Centene Corp. ●	235
62	Corvel Corp. ●	3,313
96	Cyberonics, Inc. ●	3,060
259	Dexcom, Inc. ●	4,020
50	Dynavox, Inc. ●	277
63	Hanger Orthopedic Group, Inc. ●	1,645
85	HealthSouth Corp. ●	2,118
162	Healthspring, Inc. ●	6,050
30	Heartware International, Inc. ●	2,600
10	Kensey Nash Corp. ●	254
110	Masimo Corp.	3,648
19	Molina Healthcare, Inc. ●	768
60	Omnicell, Inc. ●	920
10	Orthofix International N.V. ●	334
116	Owens & Minor, Inc.	3,774
11	Providence Service Corp. ●	160
5	Sirona Dental Systems, Inc. ●	240
12	Sonosight, Inc. ●	403
12	Team Health Holdings ●	215
85	Tomotherapy, Inc. ●	390
54	U.S. Physical Therapy, Inc.	1,196
58	Volcano Corp. ●	1,492
80	Wellcare Health Plans, Inc. ●	3,343
98	Zoll Medical Corp. ●	4,378
		53,324
	Household & Personal Products - 1.1%
49	Medifast, Inc. ●	968
200	Nu Skin Enterprises, Inc. Class A	5,738
19	Revlon, Inc. ●	295
5	Usana Health Sciences, Inc. ●	171
		7,172
	Insurance - 0.8%
30	Allied World Assurance Holdings Ltd.	1,862
130	Amerisafe, Inc. ●	2,870
28	CNO Financial Group, Inc. ●	213
6	Tower Group, Inc.	144
		5,089
	Materials - 4.6%
20	Ferro Corp. ●	335
32	General Moly, Inc. ●	170
119	Georgia Gulf Corp. ●	4,388
44	Kraton Performance Polymers ●	1,691
14	Minerals Technologies, Inc.	963
1	Newmarket Corp.	158
16	Noranda Aluminium Holding Corp. ●	257
149	Olin Corp.	3,411
53	Rock Tenn Co. Class A	3,669
6	Rockwood Holdings, Inc. ●	290

Hartford SmallCap Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.0% - (continued)
	Materials - 4.6% - (continued)
10	RTI International Metals, Inc. ●	$302
1	Schweitzer-Mauduit International, Inc.	61
24	Senomyx, Inc. ●	143
209	Silgan Holdings, Inc.	7,971
34	Solutia, Inc. ●	853
170	Stillwater Mining Co. ●	3,903
11	Titanium Metals Corp. ●	198
50	TPC Group, Inc. ●	1,444
11	W.R. Grace & Co. ●	412
		30,619
	Media - 1.3%
194	Arbitron, Inc.	7,778
25	Dex One Corp. ●	119
12	Global Sources Ltd. ●	142
20	Supermedia, Inc. ●	123
31	Warner Music Group Corp. ●	208
		8,370
	Pharmaceuticals, Biotechnology & Life Sciences - 11.5%
76	Akorn, Inc. ●	440
357	Alkermes, Inc. ●	4,626
436	Arena Pharmaceuticals, Inc. ●	606
270	Bruker Corp. ●	5,638
329	Cadence Pharmaceuticals, Inc. ●	3,032
192	Cubist Pharmaceuticals, Inc. ●	4,854
30	Cumberland Pharmaceuticals, Inc. ●	164
10	Emergent Biosolutions, Inc. ●	246
23	Enzon, Inc. ●	248
258	Exelixis, Inc. ●	2,917
12	Hi-Technology Pharmacal Co., Inc. ●	236
34	Impax Laboratories, Inc. ●	866
257	Incyte Corp. ●	4,072
302	Inspire Pharmaceuticals, Inc. ●	1,195
233	Ironwood Pharmaceuticals, Inc. ●	3,261
16	Jazz Pharmaceuticals, Inc. ●	503
301	Medicines Co. ●	4,904
40	Medicis Pharmaceutical Corp. Class A	1,288
83	Nabi Biopharmaceuticals ●	482
34	Neurocrine Biosciences, Inc. ●	258
107	Onyx Pharmaceuticals, Inc. ●	3,761
94	PAREXEL International Corp. ●	2,350
124	PDL Biopharma, Inc.	717
97	Pharmasset, Inc. ●	7,619
35	Questcor Pharmaceuticals ●	499
171	Regeneron Pharmaceuticals, Inc. ●	7,663
184	Rigel Pharmaceuticals, Inc. ●	1,305
164	Salix Pharmaceuticals Ltd. ●	5,727
29	Santarus, Inc. ●	98
45	Sciclone Pharmaceuticals, Inc. ●	183
343	Seattle Genetics, Inc. ●	5,345
17	Spectrum Pharmaceuticals, Inc. ●	150
48	SuperGen, Inc. ●	147
9	Targacept, Inc. ●	242
57	ViroPharma, Inc. ●	1,138
		76,780
	Real Estate - 0.7%
114	Colonial Properties Trust	2,191
16	Coresite Realty Corp.	245
11	Getty Realty Corp.	242
48	Hudson Pacific Properties, Inc.	706
132	MFA Mortgage Investments, Inc.	1,082
3	Saul Centers, Inc.	114
		4,580
	Retailing - 5.3%
60	Big Lots, Inc. ●	2,614
3	Blue Nile, Inc. ●	157
11	Cato Corp.	270
94	Children's Place Retail Stores, Inc. ●	4,674
80	Citi Trends, Inc. ●	1,781
32	Collective Brands, Inc. ●	700
95	Core-Mark Holding Co., Inc. ●	3,153
78	DSW, Inc. ●	3,121
15	Express, Inc.	289
19	Gordmans Stores, Inc. ●	330
72	Joseph A. Bank Clothiers, Inc. ●	3,643
10	Nutri/System, Inc.	149
30	OfficeMax, Inc. ●	388
79	Overstock.com, Inc. ●	1,234
41	Pier 1 Imports, Inc. ●	412
21	Sally Beauty Co., Inc. ●	296
24	Select Comfort Corp. ●	284
116	Shutterfly, Inc. ●	6,058
21	Stein Mart, Inc.	213
15	The Finish Line, Inc.	296
103	Ulta Salon, Cosmetics & Fragrances, Inc. ● .	4,952
84	Wet Seal, Inc. Class A ●	358
5	Williams-Sonoma, Inc.	220
		35,592
	Semiconductors & Semiconductor Equipment - 4.5%
76	Amkor Technology, Inc. ●	512
46	Anadigics, Inc. ●	206
17	Applied Micro Circuits Corp. ●	175
8	ATMI, Inc. ●	155
54	Axcelis Technologies, Inc. ●	142
12	Cirrus Logic, Inc. ●	242
65	Energy Conversion Devices, Inc. ●	148
18	Entegris, Inc. ●	155
7	FEI Co. ●	239
42	FSI International, Inc. ●	182
633	GT Solar International, Inc. ●	6,747
82	Integrated Device Technology, Inc. ●	606
18	Integrated Silicon Solution, Inc. ●	168
60	Lattice Semiconductor Corp. ●	352
373	Mindspeed Technologies, Inc. ●	3,157
194	MIPS Technologies, Inc. Class A ●	2,037
91	Nanometrics, Inc. ●	1,652
70	OmniVision Technologies, Inc. ●	2,480
254	ON Semiconductor Corp. ●	2,505
375	RF Micro Devices, Inc. ●	2,405
13	Sigma Designs, Inc. ●	163
255	Silicon Image, Inc. ●	2,291
22	Spansion, Inc. Class A ●	403
24	Standard Microsystems Corp. ●	597
75	Tessera Technologies, Inc. ●	1,370
10	Veeco Instruments, Inc. ●	524
7	Volterra Semiconductor Corp. ●	164
		29,777

Hartford SmallCap Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.0% - (continued)
	Software & Services - 15.7%
7	ACI Worldwide, Inc. ●	$240
48	Actuate Corp. ●	250
98	Ancestry.com, Inc. ●	3,477
19	CACI International, Inc. Class A ●	1,153
152	Commvault Systems, Inc. ●	6,050
117	Constant Contact, Inc. ●	4,080
175	CSG Systems International, Inc. ●	3,482
19	Earthlink, Inc.	147
18	Epicor Software Corp. ●	198
106	Fortinet, Inc. ●	4,673
8	iGate Corp.	148
136	Informatica Corp. ●	7,082
20	Infospace, Inc. ●	173
5	Interactive Intelligence, Inc. ●	190
142	j2 Global Communications, Inc. ●	4,181
94	JDA Software Group, Inc. ●	2,841
23	Lender Processing Services	727
113	Magma Design Automation, Inc. ●	767
19	Mercadolibre, Inc.	1,567
1	MicroStrategy, Inc. ●	148
92	ModusLink Global Solutions, Inc.	505
45	Move, Inc. ●	108
9	Netscout Systems, Inc. ●	249
59	Opnet Technologies, Inc.	2,292
80	Parametric Technology Corp. ●	1,802
133	Quest Software, Inc. ●	3,387
60	Rackspace Hosting, Inc. ●	2,588
15	Renaissance Learning, Inc.	179
98	RightNow Technologies, Inc. ●	3,067
8	Rosetta Stone, Inc. ●	99
349	Sapient Corp. ●	4,001
233	Solarwinds, Inc. ●	5,466
103	Solera Holdings, Inc.	5,238
73	Sourcefire, Inc. ●	2,000
5	SRA International, Inc. ●	147
145	SuccessFactors, Inc. ●	5,684
48	Telenav, Inc. ●	570
21	The Knot, Inc. ●	257
256	Tibco Software, Inc. ●	6,984
13	Travelzoo, Inc. ●	852
12	Unisys Corp. ●	371
22	United Online, Inc.	140
53	Valueclick, Inc. ●	768
185	VeriFone Systems, Inc. ●	10,153
13	Virnetx Holding Corp.	255
110	Wright Express Corp. ●	5,718
14	Zix Corp. ●	53
		104,507
	Technology Hardware & Equipment - 6.5%
8	Acme Packet, Inc. ●	580
18	Anaren Microwave, Inc. ●	357
13	Arris Group, Inc. ●	164
128	Aruba Networks, Inc. ●	4,332
8	Blue Coat Systems, Inc. ●	236
23	Comtech Telecommunications Corp.	639
15	Cray, Inc. ●	97
19	DDI Corp.	196
72	Extreme Networks, Inc. ●	251
96	Interdigital, Inc.	4,569
6	Littelfuse, Inc.	365
3	Loral Space & Communications, Inc. ●	256
86	Multi-Fineline Electronix, Inc. ●	2,418
8	Newport Corp. ●	146
49	Novatel Wireless, Inc. ●	269
184	Oplink Communications, Inc. ●	3,588
142	Plantronics, Inc.	5,197
95	Polycom, Inc. ●	4,931
313	Power-One, Inc. ●	2,740
93	QLogic Corp. ●	1,725
184	Riverbed Technology, Inc. ●	6,919
14	Sanmina-Sci Corp. ●	158
41	Shoretel, Inc. ●	333
18	Silicon Graphics International ●	385
13	Synaptics, Inc. ●	359
17	Technitrol, Inc.	101
133	Xyratex Ltd. ●	1,489
		42,800
	Telecommunication Services - 0.6%
36	AboveNet, Inc.	2,316
7	Atlantic Tele-Network, Inc.	260
36	Cogent Communication Group, Inc. ●	514
21	Global Crossing Ltd. ●	287
3	Neutral Tandem, Inc. ●	46
45	USA Mobility, Inc.	655
		4,078
	Transportation - 1.0%
29	Avis Budget Group, Inc. ●	518
53	Hawaiian Holdings, Inc. ●	317
70	Marten Transport Ltd.	1,570
16	Roadrunner Transportation Systems, Inc. ●	244
173	Werner Enterprises, Inc.	4,587
		7,236
	Utilities - 0.5%
83	UniSource Energy Corp.	3,010

	Total common stocks
	(cost $459,755)	$658,313

EXCHANGE TRADED FUNDS - 0.8%
	Other Investment Pools and Funds - 0.8%
56	iShares Russell 2000 Growth Index Fund	$5,320

	Total exchange traded funds
	(cost $5,055)	$5,320

	Total long-term investments
	(cost $464,810)	$663,633

Hartford SmallCap Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.4%
	Bank of America Merrill Lynch TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2011 in the amount of $213,
	collateralized by FNMA 3.24% - 5.87%,
	2018 - 2040, value of $218)
$213	0.14%, 3/31/2011		$213
	Barclays Capital TriParty Joint Repurchase
	Agreement (maturing on 04/01/2011 in the
	amount of $1,293, collateralized by FHLB
	0.16%, 2011, FHLMC 3.20%, 2020, value
	of $1,319)
1,293	0.14%, 3/31/2011		1,293
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2011 in the amount of $1,363,
	collateralized by FHLMC 4.00%, 2031,
	FNMA 5.00% - 6.50%, 2037 - 2039, value
	of $1,390)
1,363	0.15%, 3/31/2011		1,363
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 04/01/2011 in the
	amount of $6, collateralized by U.S.
	Treasury Note 1.38%, 2012, value of $6)
6	0.10%, 3/31/2011		6
			2,875
	Total short-term investments
	(cost $2,875)		$2,875

	Total investments
	(cost $467,685) ▲	100.2%	$666,508
	Other assets and liabilities	(0.2)%	(1,394)
	Total net assets	100.0%	$665,114

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2011, the cost of securities for federal income tax purposes was $470,147 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$208,230
Unrealized Depreciation	(11,869)
Net Unrealized Appreciation	$196,361

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Hartford SmallCap Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
March 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$658,313	$658,313	$–	$–
Exchange Traded Funds	5,320	5,320	–	–
Short-Term Investments	2,875	–	2,875	–
Total	$666,508	$663,633	$2,875	$–

♦	For the three-month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Hartford U.S. Government Securities HLS Fund
Schedule of Investments
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 1.4%
	Finance and Insurance - 1.4%
	Ameriquest Mortgage Securities, Inc.
$1,053	1.33%, 09/25/2032 Δ	$884
	Ansonia CDO Ltd.
8,571	0.55%, 07/28/2046 ⌂Δ	2,550
	Arbor Realty Mortgage Securities
13,000	0.69%, 01/26/2042 ⌂Δ	4,550
	Bear Stearns Asset Backed Securities, Inc.
2,135	1.35%, 05/25/2037 Δ	3
	First Franklin Mortgage Loan Asset Backed Certificates
540	2.72%, 07/25/2033 Δ	27
	LNR CDO Ltd.
7,200	0.00%, 05/28/2043 ⌂●	144
	Marathon Real Estate CDO Ltd.
4,000	1.65%, 05/25/2046 ⌂Δ	1,000
	Master Asset Backed Securities Trust
1,132	2.95%, 05/25/2033 Δ	1,096
	Merrill Lynch Mortgage Investors, Inc.
651	1.90%, 05/25/2032 Δ	450
	Morgan Stanley ABS Capital I
2,278	1.75%, 11/25/2032 Δ	1,704
	Residential Asset Mortgage Products, Inc.
1,537	5.70%, 10/25/2031	1,186
	Structured Asset Securities Corp.
3,048	1.75%, 02/25/2033 Δ	2,825
		16,419
	Total asset & commercial mortgage backed securities
	(cost $45,055)	$16,419

U.S. GOVERNMENT AGENCIES - 27.3%
	Federal Home Loan Mortgage Corporation - 9.4%
$65,000	2.88%, 02/09/2015	$67,312
6,000	3.50%, 11/15/2025	5,473
681	4.50%, 12/01/2018	720
1,515	4.94%, 08/01/2035 Δ	1,605
7,049	5.50%, 09/15/2016	7,401
15,370	5.50%, 05/15/2033 Ф	16,347
4,463	5.51%, 03/01/2036 Δ	4,791
1,562	6.00%, 10/01/2021 - 09/01/2034	1,718
7,806	6.50%, 09/01/2014 - 09/01/2032	8,679
1,139	7.00%, 10/01/2026 - 11/01/2032	1,311
22	7.50%, 05/01/2024 - 06/01/2025	26
73	8.00%, 08/01/2024 - 10/01/2024	86
2	8.50%, 10/01/2024	2
29	10.00%, 11/01/2020	32
		115,503
	Federal National Mortgage Association - 11.2%
50,000	1.25%, 02/27/2014	49,856
5,961	5.00%, 08/01/2018 - 12/01/2035	6,340
6,864	5.30%, 03/01/2037 Δ	7,263
3,949	5.40%, 05/01/2036 Δ	4,218
10,006	5.50%, 05/25/2014 - 08/01/2019	10,819
33,822	6.00%, 09/01/2013 - 02/01/2037	37,033
2,327	6.02%, 07/01/2037 Δ	2,498
1,704	6.50%, 06/25/2029 Ф	1,882
10,554	6.50%, 05/01/2013 - 09/01/2032	11,913
1,459	7.00%, 06/01/2011 - 02/01/2032	1,645
46	7.50%, 06/01/2023	53
169	8.00%, 10/01/2029 - 02/01/2031	197
4	8.50%, 04/01/2017	4
64	9.00%, 08/01/2020 - 09/01/2021	77
5	9.75%, 07/01/2020	5
		133,803
	Government National Mortgage Association - 6.7%
62,218	4.50%, 10/20/2040	64,195
4,643	5.00%, 01/20/2034	4,963
2,741	6.00%, 01/15/2033 - 02/15/2033	3,033
4,630	6.50%, 12/15/2028 - 01/15/2032	5,206
1,699	7.00%, 06/20/2030 - 10/15/2032	1,964
510	7.50%, 04/15/2022 - 04/20/2030	590
80	8.50%, 09/15/2019 - 03/15/2030	93
		80,044
	Total U.S. government agencies
	(cost $321,609)	$329,350

U.S. GOVERNMENT SECURITIES - 67.6%
	U.S. Treasury Securities - 67.6%
	U.S. Treasury Notes - 67.6%
$350,000	1.13%, 12/15/2012	$352,762
300,000	1.25%, 03/15/2014	299,907
160,000	1.38%, 09/15/2012	161,956
		814,625
	Total U.S. government securities
	(cost $816,281)	$814,625

	Total long-term investments
	(cost $1,182,945)	$1,160,394

SHORT-TERM INVESTMENTS - 3.4%
	Investment Pools and Funds - 0.0%
	JP Morgan U.S. Government Money
1	Market Fund	$1
	Repurchase Agreements - 3.0%
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2011 in the amount of $13,418,
	collateralized by U.S. Treasury Bond
	6.63% - 6.75%, 2026 - 2027, U.S.
	Treasury Note 1.88% - 5.13%, 2016 -
	2017, value of $13,687)
$13,418	0.08%, 3/31/2011	13,418
	Deutsche Bank Securities Joint Repurchase
	Agreement (maturing on 04/01/2011 in the
	amount of $259, collateralized by U.S.
	Treasury Note 0.63%, 2013, value of
	$264)
259	0.08%, 3/31/2011	259

1

Hartford U.S. Government Securities HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 3.4% - (continued)
	Repurchase Agreements - 3.0% - (continued)
	RBS Greenwich Capital Markets TriParty
	Joint Repurchase Agreement (maturing on
	04/01/2011 in the amount of $7,356,
	collateralized by U.S. Treasury Note
	0.63% - 4.00%, 2012, value of $7,503)
$7,356	0.10%, 3/31/2011		$7,356
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 04/01/2011 in the
	amount of $15,370, collateralized by U.S.
	Treasury Note 1.38%, 2013, value of
	$15,678)
15,370	0.13%, 3/31/2011		15,370
			36,403
	U.S. Treasury Bills - 0.4%
4,500	0.16%, 4/28/2011 □○		4,499

	Total short-term investments
	(cost $40,903)		$40,903

	Total investments
	(cost $1,223,848) ▲	99.7%	$1,201,297
	Other assets and liabilities	0.3%	4,106
	Total net assets	100.0%	$1,205,403

2

Hartford U.S. Government Securities HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2011, the cost of securities for federal income tax purposes was $1,226,027 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$9,979
Unrealized Depreciation	(34,709)
Net Unrealized Depreciation	$(24,730)

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2011.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

Ф	Z-Tranche securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate.

□	Security pledged as initial margin deposit for open futures contracts at March 31, 2011 as follows:

						Unrealized
	Number of		Expiration		Notional	Appreciation/
Description	Contracts*	Position	Date	Market Value ╪	Amount	(Depreciation)
10 Year U.S. Treasury Note	400	Long	06/21/2011	$47,613	$47,676	$(63)
90 Day Euro Future	1,300	Short	06/18/2012	321,084	321,097	13
Euro-Schatz Future	500	Long	06/08/2011	75,948	76,090	(142)
U.S. 2 Year Note Future	350	Short	06/30/2011	76,344	76,496	152
U.S. Treasury Bond Future	1,170	Long	06/21/2011	140,619	140,850	(231)
						$(271)

*	The number of contracts does not omit 000's.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
10/2006	$8,571	Ansonia CDO Ltd., 0.55%, 07/28/2046 - 144A	$8,571
11/2006	$13,000	Arbor Realty Mortgage Securities, 0.69%, 01/26/2042 - 144A	13,000
11/2006	$7,200	LNR CDO Ltd., 0.00%, 05/28/2043 - 144A	7,214
04/2007	$4,000	Marathon Real Estate CDO Ltd., 1.65%, 05/25/2046 - 144A	3,945

The aggregate value of these securities at March 31, 2011, was $8,244, which represents 0.68% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

Hartford U.S. Government Securities HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
March 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$16,419	$–	$–	$16,419
U.S. Government Agencies	329,350	–	329,350	–
U.S. Government Securities	814,625	299,907	514,718	–
Short-Term Investments	40,903	1	40,902	–
Total	$1,201,297	$299,908	$884,970	$16,419
Futures *	165	165	–	–
Total	$165	$165	$–	$–
Liabilities:
Futures *	436	436	–	–
Total	$436	$436	$–	$–

♦	For the three-month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as		Change in
	of	Realized	Unrealized					Transfers	Transfers	Balance as
	December	Gain	Appreciation		Net			Into	Out of	of March
	31, 2010	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3	Level 3	31, 2011
Assets:
Asset & Commercial Mortgage
Backed Securities	$15,280	$(2,729)	$4,248	*	$4	$—	$(384)	$—	$—	$16,419
Total	$15,280	$(2,729)	$4,248		$4	$—	$(384)	$—	$—	$16,419

*	Change in unrealized appreciation or depreciation in the current period relating to assets still held at March 31, 2011 was $4,248.

Distribution by Credit Quality
as of March 31, 2011
Percentage of
Credit Rating *	Net Assets
Aa / AA	0.2%
Baa / BBB	0.1
Ba / BB	0.1
B	0.4
Caa / CCC or Lower	0.6
U.S. Government Securities	95.3
Cash	3.0
Other Assets & Liabilities	0.3
Total	100.0%

*
Does not apply to the fund itself. Based upon Moody’s and S&P long-term credit ratings for the fund’s holdings as of date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings. “Cash” includes non fixed income instruments and other short-term instruments.

4

Item 2. Controls and Procedures.

(a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits.

(a)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD HLS SERIES FUND II, INC.

Date: May 20, 2011	By:	/s/ James E. Davey
James E. Davey
Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 20, 2011	By:	/s/ James E. Davey
James E. Davey
Its: President

Date: May 20, 2011	By:	/s/ Tamara L. Fagely
Tamara L. Fagely
Its: Vice President, Treasurer and Controller

EXHIBIT LIST

99.CERT	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer